Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2017
Brokers And Dealers [Abstract]
Securities Sold Under Agreements to Repurchase

NOTE 12 - SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Securities sold under agreements to repurchase are used to facilitate the needs of our customers as well as to facilitate our short-term funding needs. Securities sold under repurchase agreements are carried at the amount of cash received in association with the agreement. We continuously monitor the collateral levels and may be required, from time to time, to provide additional collateral based on the fair value of the underlying securities. Securities pledged as collateral under repurchase agreements are maintained with our safekeeping agents.

The following table presents detail regarding the securities pledged as collateral under repurchase agreements as of December 31, 2017 and 2016. All of the repurchase agreements are overnight agreements.

	December 31, 2017	December 31, 2016
Securities pledged for repurchase agreements:
U.S. Treasury securities	$874	$1,761
Obligations of U.S. government agencies	20,881	27,164
Total securities pledged	$21,755	$28,925
Gross amount of recognized liabilities for repurchase agreements	$21,755	$28,925
Amounts related to agreements not included in offsetting disclosures above	$—	$—

Information concerning securities sold under agreements to repurchase was as follows:

	2017	2016	2015
Outstanding balance at year end	$21,755	$28,925	$25,040
Average balance during the year	18,234	21,767	20,086
Average interest rate during the year	0.10%	0.10%	0.10%
Maximum month-end balance during the year	$23,889	$28,925	$25,040
Weighted average interest rate at year end	0.10%	0.10%	0.10%